INCOME TAX - Deferred Tax Assets and Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Deferred tax asset
Accrued expenses	$ 38.8	₽ 2,696		₽ 1,638
Net operating loss carryforward	46.8	3,254		2,383
Intangible assets	5.7	399		337
Property and equipment	8.0	553		156
Other	0.5	28		51
Total deferred tax asset	99.8	6,930		4,565
Valuation allowance	(24.9)	(1,730)	$ (13.3)	(922)	₽ (659)	₽ (837)
Total deferred tax asset, net of valuation allowance	74.9	5,200		3,643
Deferred tax liability
Convertible debt discount				(138)
Property and equipment	(16.3)	(1,129)		(511)
Intangible assets	(24.2)	(1,684)		(311)
Unremitted earnings	(7.3)	(510)		(1,456)
Other	(3.1)	(210)		(15)
Total deferred tax liability	(50.9)	(3,533)		(2,431)
Net deferred tax (liability)/asset	24.0	1,667		1,212
Net deferred tax assets	46.6	3,239		2,171
Net deferred tax liabilities	$ (22.6)	₽ (1,572)		₽ (959)